OTHER LONG-TERM ASSETS - Other long term-assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Other Long Term Assets [Abstract]
Contract asset	$ 341	$ 388
Long-term receivables	235	216
Due from related parties	128	142
Restricted cash(1)	52	23
Other	86	27
Other long-term assets, net	$ 842	$ 796